Shareholder Report, Average Annual Return (Details) 197310_Pacer Industrials and Logistics ETF_TF_TSR Annual {TF}	12 Months Ended	47 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Pacer Industrials and Logistics ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Industrials and Logistics ETF NAV
Average Annual Return, Percent	33.06%	10.27%
Pacer Global Supply Chain Infrastructure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Global Supply Chain Infrastructure Index
Average Annual Return, Percent	34.62%	11.24%
S&P Global 1200 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	32.45%	16.77%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	31.05%	17.17%